                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4841
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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MUNICIPAL INCOME TRUST

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                                  SHARES/PAR      VALUE ($)
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
MUNICIPAL BONDS - 144.8%
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AIRPORT & PORT REVENUE - 5.3%
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Branson, MO, Regional Airport Transportation Development District Airport Rev., "B ", 6%, 2025         $   325,000    $     316,960
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Branson, MO, Regional Airport Transportation Development District Airport Rev., "B ", 6%, 2037             100,000           98,897
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Branson, MO, Regional Airport Transportation Development District Airport Rev., "B ", 6%, 2037             675,000          654,014
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Chicago, IL, O'Hare International Airport Rev. RITES, XLCA, 6.955%, 2022 (u)                             3,000,000        3,225,720
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New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group),
5.5%, 2024                                                                                                 275,000          290,912
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Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016                                                  3,125,000        3,259,781
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Port Authority, NY, Special Obligations Rev. (JFK International), MBIA, 5.75%, 2022                      7,000,000        7,178,780
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Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                                                      1,500,000        1,574,895
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                                                                                                                      $  16,599,959
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 2.1%
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Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                                     $ 1,945,000    $     873,149
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Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                                       1,915,000          770,309
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Lake County, IL, Land Acquisition & Development, 5.75%, 2010 (c)                                         1,000,000        1,061,030
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New York, NY, "M", 5%, 2035                                                                              3,800,000        3,901,916
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                                                                                                                      $   6,606,404
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GENERAL OBLIGATIONS - SCHOOLS - 1.0%
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Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033                        $   955,000    $     988,444
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DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031                                    555,000          163,392
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DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034                                    415,000          103,588
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DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036                                    555,000          124,242
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Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building,
FGIC, 0%, 2026                                                                                           1,285,000          489,161
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Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building,
FGIC, 0%, 2031                                                                                           1,295,000          366,718
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Royse City, TX, Independent School District, School Building, PSF, 0%, 2027                                955,000          351,087
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Royse City, TX, Independent School District, School Building, PSF, 0%, 2029                                965,000          317,350
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Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030                                595,000          191,566
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                                                                                                                      $   3,095,548
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HEALTHCARE REVENUE - HOSPITALS - 41.4%
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Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev.
(Russell Hospital Corp.), "A", 5.75%, 2036                                                             $   600,000    $     617,394
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Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems),
"B", 6.75%, 2010 (c)                                                                                       500,000          537,520
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
9.25%, 2010 (c)                                                                                          2,000,000        2,363,840
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
5.375%, 2040                                                                                               835,000          809,157
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),                    405,000          377,347
"A", 5%, 2028
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
"B", 9.25%, 2010 (c)                                                                                     1,000,000        1,181,920
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Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)          500,000          540,190
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Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A", 7.125%, 2033             1,500,000        1,600,800
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Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital), 5.75%, 2008 (c)            700,000          722,582
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Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital Medical Center, Inc.), ETM,
7.75%, 2010 (c)                                                                                            575,000          611,662
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California Statewide Communities Development Authority Rev. (Valleycare Health Systems),
"A", 5.125%, 2031                                                                                          100,000           96,979
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California Statewide Communities Development Authority Rev. (Valleycare Health Systems),
"A", 5%, 2022                                                                                              205,000          200,353
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California Valley Health Systems, COP, 6.875%, 2023                                                        700,000          700,798
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.35%, 2017                                                                215,000          218,266
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029                                                                 960,000          968,083
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013                    425,000          423,462
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B", 6.35%, 2013                 105,000          107,328
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Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), 6.75%, 2021          1,625,000        1,734,623
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Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023             895,000          949,049
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Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026                 40,000           39,461
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Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2025                          1,000,000        1,078,170
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Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 6.5%, 2020                    1,230,000        1,322,090
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Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)          675,000          754,853
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Crittenden County, AR, Hospital Rev., 7%, 2020                                                           1,030,000        1,070,201
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Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                                 1,330,000        1,441,760
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Delaware Health Facilities Authority Rev. (Nanticoke Memorial Hospital), 5.625%, 2032                    1,250,000        1,300,175
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Denver, CO, Health & Hospital Authority Rev., 5.25%, 2008 (c)                                              635,000          653,237
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Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2008 (c)                                      1,500,000        1,545,480
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Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2008 (c)                                        860,000          886,075
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Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2011 (c)                                            250,000          270,498
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Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), "A", 4.875%, 2027               1,275,000        1,190,684
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025                        250,000          257,105
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031                        295,000          307,458
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Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010           755,000          812,961
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Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                                  1,000,000        1,019,190
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Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems), "C", 5.25%, 2036      1,180,000        1,192,862
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Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital), 6%, 2011 (c)          900,000          980,712
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Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2009 (c)                                   2,000,000        2,121,200
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)                                               875,000          937,624
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Illinois Development Finance Authority, Hospital Authority Rev. (Adventist/Sunbelt Hospital),
5.65%, 2009 (c)                                                                                          1,750,000        1,834,945
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Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                                             410,000          402,198
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Illinois Health Facilities Authority Rev. (Centegra Heath Systems), 5.25%, 2018                          1,000,000        1,016,560
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Indiana Health & Educational Facilities Hospital Rev. (Community Foundation Northwest), 5.5%, 2037       1,375,000        1,388,186
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Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A", 5%, 2039               375,000          373,811
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Indiana Health Facilities Financing Authority, Hospital Rev. (Community Foundation),
"A ", 6.375%, 2011 (c)                                                                                   3,025,000        3,328,922
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Indiana Health Facilities Financing Authority, Hospital Rev. (Community Foundation),
"A ", 6.375%, 2031                                                                                         965,000        1,019,137
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Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital), "A",
AMBAC, 5%, 2035                                                                                          1,780,000        1,824,660
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Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031          1,000,000        1,055,180
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Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States Health),
"A", 5.5%, 2036                                                                                            355,000          367,106
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Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems),
5.5%, 2029                                                                                                 440,000          451,480
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Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems),
5.75%, 2035                                                                                                475,000          500,270
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Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.5%, 2010 (c)                 1,965,000        2,140,789
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Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A", 6.5%, 2020         3,035,000        3,230,758
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Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Baptist Health Systems), 6.5%, 2031                                                                     1,725,000        1,779,338
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Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group), MBIA,
5.625%, 2021                                                                                             3,000,000        3,179,250
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Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 5.7%, 2008 (c)                  995,000        1,024,482
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025         1,000,000        1,030,150
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2034          935,000          963,835
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Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                                        310,000          304,467
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Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033                380,000          392,962
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Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital),
6.5%, 2010 (c)                                                                                           1,500,000        1,624,425
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Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems),
"E", 6.25%, 2031                                                                                         1,900,000        2,024,165
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Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A", 5.7%, 2015            500,000          510,445
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Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B", 6.5%, 2012            600,000          645,846
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Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D", 5.25%, 2018         1,400,000        1,403,122
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Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health),
"B", 6.375%, 2034                                                                                          640,000          671,424
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Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center),
"A", 6%, 2023                                                                                              465,000          465,874
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Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029                810,000          902,883
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Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019            995,000        1,081,475
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Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation, Inc.),
5.625%, 2008 (c)                                                                                           845,000          874,981
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Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital),
"A", 5%, 2030                                                                                              425,000          422,688
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Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.),
5.5%, 2035                                                                                               1,020,000        1,046,081
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Monroe County, NY, Industrial Development Agency, Civic Facilities Rev.
(Highland Hospital of Rochester), 5%, 2025                                                                  65,000           65,255
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), "A-2",
MBIA, 0% to 2007, 5% to 2014(c)                                                                          1,725,000        1,795,535
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), "C",
5.25%, 2014 (c)                                                                                            760,000          818,467
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Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                     435,000          449,938
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev.
(North Shore Health System), 5.625%, 2010                                                                  510,000          516,574
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev.
(North Shore Health System), 5.875%, 2011                                                                  415,000          427,143
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Neosho County, KS, Hospital Authority Rev., "A", 5.05%, 2026                                               325,000          319,826
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Neosho County, KS, Hospital Authority Rev., "A", 5.15%, 2031                                               230,000          225,605
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center),
"A", 6.125%, 2012 (c)                                                                                      880,000          973,157
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center),
"A", 6.125%, 2032                                                                                          120,000          127,666
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New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health), 6.5%, 2017                 765,000          832,488
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New Jersey Health Care Facilities, Financing Authority Rev. (Children's Specialized Hospital),
"A", 5.5%, 2030                                                                                            245,000          252,090
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New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University Hospital),
"A", 6.875%, 2030                                                                                        3,000,000        3,170,430
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New Mexico State Hospital Equipment Loan Council, Hospital Rev.
(Rehoboth McKinley Christian Hospital), "A", 5.25%, 2026                                                   440,000          422,101
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026             635,000          641,826
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), "C", 5.5%, 2026        500,000          505,375
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New York Dormitory Authority Rev., Non State Supported Debt (NYU Hospitals Center), "A", 5%, 2026        1,750,000        1,714,300
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New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "A", 6.375%, 2031                                                     485,000          499,448
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Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                                               1,395,000        1,417,473
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North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.),
6%, 2013 (c)                                                                                             1,000,000        1,107,500
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Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013            850,000          830,306
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Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6.6%, 2031                  1,665,000        1,792,256
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Quincy, IL, Quincy Hospital Rev. (Blessing Hospital), 5%, 2029                                             315,000          312,052
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Rhode Island Health & Education Building Corp. Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2012 (c)                                                                 505,000          565,206
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Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group),
6.375%, 2012 (c)                                                                                         1,560,000        1,737,138
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Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group),
6.375%, 2021                                                                                               245,000          266,055
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Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014                      955,000          976,249
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Salida, CO, Hospital District Rev., 5.25%, 2036                                                          1,155,000        1,149,791
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Salt Lake City, UT, Hospital Authority Rev., AMBAC, INFLOS, ETM (Intermountain Health Care),
9.566%, 2020 (c)(u)                                                                                        600,000          602,868
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Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded Balance
(Methodist Healthcare), 6.375%, 2012 (c)                                                                   625,000          695,006
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare),
6.25%, 2012 (c)                                                                                            185,000          204,666
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare),
6.25%, 2012 (c)                                                                                            315,000          348,485
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare),
6.375%, 2012 (c)                                                                                           375,000          417,004
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South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems, Inc.),
"A", 5.625%, 2030                                                                                          710,000          737,662
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South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031                                                                    835,000          888,490
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South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System),
5.625%, 2032                                                                                               670,000          686,395
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Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020                            60,000           61,547
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Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029                         870,000          885,808
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Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
5.25%, 2018                                                                                              1,400,000        1,390,760
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Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2010 (c)                        1,300,000        1,403,948
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Stillwater, OK, Medical Center Authority, 5.625%, 2023                                                   1,000,000        1,040,300
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Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020                   3,085,000        3,208,307
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Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.2%, 2021                                                            700,000          717,290
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Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.25%, 2031                                                         1,000,000        1,023,450
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Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                        1,250,000        1,333,425
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University of Colorado, Hospital Authority Rev., "A", 5.25%, 2039                                          245,000          248,597
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Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031            600,000          640,866
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Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial Hospital),
5.6%, 2016                                                                                                 600,000          604,464
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Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047                                    1,035,000        1,037,287
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Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)           1,500,000        1,670,460
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Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center),
6.375%, 2031                                                                                             1,115,000        1,161,150
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Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                                  1,000,000        1,044,670
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West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024                170,000          173,930
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West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                               1,250,000        1,308,150
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Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                            1,500,000        1,623,870
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
MBIA, 5.25%, 2017                                                                                        5,000,000        5,105,450
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030        1,000,000        1,114,430
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Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A", 5.375%, 2034            490,000          497,526
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside Hospital),
6.8%, 2016                                                                                                 615,000          649,059
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside Hospital),
"A", 7.125%, 2031                                                                                          490,000          520,013
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's Hospital),
"C", 6.2%, 2020                                                                                            750,000          745,560
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                                                                                                                      $ 130,927,187
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HEALTHCARE REVENUE - LONG TERM CARE - 13.2%
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Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev.
(Sears Methodist Retirement), "A", 7%, 2033                                                            $   345,000    $     369,095
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Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033                               750,000          836,265
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Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016           1,085,000        1,047,209
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Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026             2,405,000        2,275,106
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Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.), 6.125%, 2025                 430,000          450,236
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Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.)
ETM, 10%, 2012 (c)                                                                                         320,000          373,005
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Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project),
5.75%, 2022                                                                                                150,000          152,925
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Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032                   580,000          601,454
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Colorado Health Facilities Authority Rev. (American Baptist Homes), "A ", 5.9%, 2037                       755,000          755,000
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Colorado Health Facilities Authority Rev. (Christian Living Communities Project), "A", 5.75%, 2037         395,000          400,996
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Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
"B", 6.125%, 2033                                                                                        1,000,000        1,062,060
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Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)                                  1,830,000        2,038,547
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Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025                                      1,170,000        1,280,167
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Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                             720,000          836,330
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Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                             280,000          325,240
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Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)                    1,000,000        1,125,650
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Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                       330,000          342,368
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Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015                                      1,910,000        1,867,789
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Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community),
8%, 2033                                                                                                   500,000          577,325
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Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority
(Redstone Village Project), 5.5%, 2028                                                                     525,000          513,639
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Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority
(Redstone Village Project), 5.5%, 2043                                                                     540,000          517,288
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Illinois Finance Authority Rev. (Bond Anticipation Notes Tallgrass), 13%, 2012                             210,000          209,664
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025                                      490,000          505,460
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037                                 490,000          506,150
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Montgomery Place), "A", 5.75%, 2038                                       520,000          532,522
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), "A", 5.55%, 2041          230,000          224,133
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 9.25%, 2011 (c)          1,130,000        1,356,373
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A", 5.5%, 2025            800,000          826,120
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "B", 5.75%, 2018           895,000          917,805
-----------------------------------------------------------------------------------------------------------------------------------
James City County, VA, Economic Development (Virginia United Methodist Homes), "A ", 5.40%, 2027           585,000          579,337
-----------------------------------------------------------------------------------------------------------------------------------
James City County, VA, Economic Development (Virginia United Methodist Homes), "A ", 5.5%, 2037            940,000          929,068
-----------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "C", 6.875%, 2012 (c)                    500,000          567,990
-----------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Refunding & Improvement), 5.375%, 2027                            420,000          424,263
-----------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Refunding & Improvement), 5.5%, 2039                              720,000          729,173
-----------------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)                           770,000          804,742
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc. Facilities), "A ", 5.25%, 2027           340,000          342,091
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc. Facilities), "A ", 5.75%, 2035            85,000           86,778
-----------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                      1,825,000        1,880,973
-----------------------------------------------------------------------------------------------------------------------------------
Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A", 6.125%, 2036              470,000          484,683
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036           1,195,000        1,239,179
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care),
6.125%, 2028                                                                                               250,000          261,363
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care),
6.25%, 2035                                                                                                510,000          532,598
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent Center), "A", 8.7%, 2014           650,000          654,316
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                             310,000          317,301
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036                       505,000          502,041
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027                       1,000,000        1,021,970
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
"A", 6%, 2025                                                                                              125,000          129,696
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
"A", 6.125%, 2035                                                                                          110,000          114,267
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Presbyterian Homes),
5.4%, 2027                                                                                                 485,000          487,396
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Presbyterian Homes),
5.5%, 2031                                                                                                 295,000          297,086
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2032                   215,000          211,807
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038                   320,000          312,867
-----------------------------------------------------------------------------------------------------------------------------------
Sarasota County, FL, Health Facility Authority Rev. (Health Care Sarasota Manatee), 5.75%, 2037            490,000          477,020
-----------------------------------------------------------------------------------------------------------------------------------
Sarasota County, FL, Health Facility Authority Rev. (Health Care Sarasota Manatee), 5.75%, 2045            105,000          100,932
-----------------------------------------------------------------------------------------------------------------------------------
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027                                                   350,000          341,191
-----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village),
7.25%, 2034                                                                                                820,000          836,925
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, First Mortgage
(Lutheran Homes of South Carolina), 5.5%, 2028                                                             230,000          228,321
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, First Mortgage
(Lutheran Homes of South Carolina), 5.625%, 2042                                                           150,000          148,449
-----------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                                  695,000          710,366
-----------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039           500,000          511,220
-----------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.5%, 2025                                                                       460,000          470,396
-----------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.65%, 2035                                                                      695,000          712,952
-----------------------------------------------------------------------------------------------------------------------------------
Washington State Housing Finance Commission Non-profit Rev. (Skyline at First Hill), "A",
5.625%, 2027                                                                                               215,000          217,414
-----------------------------------------------------------------------------------------------------------------------------------
Washington State Housing Finance Commission Non-profit Rev. (Skyline at First Hill), "A",
5.625%, 2038                                                                                             1,120,000        1,124,402
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  41,616,494
-----------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority Community Provider Rev.
(Boys & Girls Home of Alaska, Inc.), 5.875%, 2027                                                      $   210,000    $     211,678
-----------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority Community Provider Rev.
(Boys & Girls Home of Alaska, Inc.), 6%, 2036                                                              325,000          329,462
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), "A", 6.25%, 2036            500,000          518,330
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2008 (c)                            500,000          515,355
-----------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Corp.), 6%, 2023                                 3,000,000        3,012,810
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(CDF Healthcare), "A", 7%, 2036                                                                            500,000          503,245
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(CDF Healthcare), "C", 7%, 2036                                                                            375,000          366,776
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(Westside Rehab Center Project), "A", 6.85%, 2036                                                        1,100,000        1,206,491
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(Westside Rehab Center Project), "B", 6.5%, 2013                                                           115,000          118,012
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place),
"A", 5.75%, 2029                                                                                         1,000,000          978,390
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities),
6.5%, 2017                                                                                               1,030,000        1,063,248
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011        365,000          385,181
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031         1,000,000        1,113,800
-----------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017                292,000          293,825
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  10,616,603
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 8.7%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, TX (American Airlines, Inc.), 5.75%, 2029                                  $ 2,410,000    $   2,412,675
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Special Facilities Rev., (American Airlines, Inc.),
5.5%, 2030                                                                                               2,140,000        2,084,959
-----------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.),
5.5%, 2030                                                                                               1,175,000        1,136,014
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032                                    1,145,000        1,112,230
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032                                      925,000          956,570
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E", 6.75%, 2029              1,810,000        1,917,568
-----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7.5%, 2024                                  850,000          949,433
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.),
6.25%, 2029                                                                                                580,000          595,341
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.),
7.2%, 2030                                                                                               1,595,000        1,701,466
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031           1,065,000        1,258,095
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011               1,355,000        1,423,428
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025               7,725,000        9,057,176
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008               110,000          111,692
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012                  300,000          322,176
-----------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                         40,000           40,332
-----------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), "B", 6%, 2035                                       2,500,000        2,536,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  27,615,505
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030                     $ 1,920,000    $   2,067,130
-----------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035                                   985,000        1,026,823
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   3,093,953
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Browning Ferris, Inc.), "A", 5.8%, 2016                                                                 1,000,000        1,013,050
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority, Solid Waste Facilities Rev.
(Republic Services, Inc.), "A", 4.95%, 2012                                                              1,000,000        1,018,670
-----------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029            850,000          892,840
-----------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014           1,750,000        1,776,355
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026                      750,000          792,630
-----------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev.
(New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                        1,000,000        1,002,220
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   6,495,765
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030                   $   650,000    $     679,133
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018                               $   840,000    $     828,862
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031                       1,750,000        1,776,320
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036             620,000          656,599
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                                   1,000,000        1,061,810
-----------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                           1,970,000        2,030,164
-----------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                                545,000          558,957
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Gloucester Marine), "C", 6.5%, 2015                             700,000          734,727
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp),
5%, 2035                                                                                                   620,000          630,025
-----------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-1", 7.875%, 2032 (n)                1,270,000        1,390,066
-----------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032 (n)                  580,000          634,833
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak),
"A", 6.25%, 2031                                                                                         2,000,000        2,118,400
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017                  3,255,000        3,267,206
-----------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Industrial Development Authority Rev. (Citgo Petroleum Corp.), 8.25%, 2031        700,000          713,958
-----------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                        385,000          396,554
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  16,798,481
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 4.8%
-----------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), "A", 6.55%, 2025        $ 1,000,000    $   1,035,800
-----------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.),
5.75%, 2028                                                                                                155,000          158,240
-----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                           1,000,000        1,097,710
-----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                             500,000          549,730
-----------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018          850,000          851,641
-----------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                           3,335,000        3,967,349
-----------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022         2,000,000        2,359,280
-----------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027               880,000          902,220
-----------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev.
(Solvay Paperboard LLC), 6.8%, 2014                                                                        900,000          931,716
-----------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.),
6.25%, 2019                                                                                              1,870,000        1,871,122
-----------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.),
"A", 6.375%, 2019                                                                                          700,000          700,413
-----------------------------------------------------------------------------------------------------------------------------------
York County, SC, Pollution Control Rev. (Bowater, Inc.), "A", 7.4%, 2010                                   730,000          734,190
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  15,159,411
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
(Cabazon Casino), "A", 9.25%, 2020 (n)                                                                 $ 1,155,000    $   1,247,885
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017                  1,000,000        1,016,960
-----------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                             420,000          433,654
-----------------------------------------------------------------------------------------------------------------------------------
Seneca Nation Indians, NY, Capital Improvements Authority Special Obligation, 5%, 2023 (n)                 275,000          270,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   2,969,349
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2011 (c)                      $   400,000    $     434,164
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2011 (c)                          600,000          653,148
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Enterprises, Inc., Rev., "B", 5.75%, 2034                                           775,000          798,227
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland Cuyahoga County, OH, Port Authority Rev. (Cleveland City), "B", 4.5%, 2030                     1,055,000          996,004
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), "B", 5.125%, 2025                          190,000          193,257
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E", 5.6%, 2025                     135,000          140,133
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035                        225,000          211,410
-----------------------------------------------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024                         1,130,000        1,215,722
-----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (n)                                           695,000          688,286
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Chesapeake Bay Conference Center), "A", 5%, 2031                      405,000          400,476
-----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev. (Empowerment Zone),
"A", AMBAC, 5%, 2034                                                                                       695,000          707,295
-----------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014                    280,000          281,282
-----------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025                         195,000          197,233
-----------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), "D", 5.125%, 2025                    160,000          162,197
-----------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), "F", 4.875%, 2025                915,000          910,004
-----------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
"B", 4.8%, 2035                                                                                            265,000          248,994
-----------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
"C", 5.125%, 2025                                                                                           90,000           89,518
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   8,327,350
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments),
FSA, 5%, 2035                                                                                          $   210,000    $     207,184
-----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments),
FSA, 5.1%, 2046                                                                                            390,000          384,134
-----------------------------------------------------------------------------------------------------------------------------------
Bexar County TX, Multi-Family Housing Rev. (American Opportunity Housing), "A", MBIA, 5.7%, 2021         1,250,000        1,295,163
-----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 7.1%, 2009 (n)                                                          1,000,000        1,048,480
-----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6%, 2019 (n)                                                            2,000,000        2,173,980
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Housing Finance Authority (Azeeze Bates Apartments), FHLMC, 4.8%, 2036               455,000          444,353
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                                     1,000,000          999,030
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                                                       500,000          503,370
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039                   465,000          472,561
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing
Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                                                    500,000          519,360
-----------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (n)                                                         1,000,000        1,011,160
-----------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, FRN, 6.875%, 2009 (n)                                                  2,000,000        2,088,800
-----------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.15%, 2048                      445,000          439,758
-----------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                                 2,000,000        2,038,680
-----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA, 5%, 2025             670,000          667,568
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  14,293,581
-----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020                     $   445,000    $     447,207
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                            $    25,000    $       6,475
-----------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B", 0%, 2011                                        1,665,000          696,936
-----------------------------------------------------------------------------------------------------------------------------------
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016                           2,060,000          803,194
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032                                        555,000          570,057
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                               205,000          214,721
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                                285,000          285,544
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "D", GNMA, 5%, 2038                                     570,000          587,670
-----------------------------------------------------------------------------------------------------------------------------------
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., "B", 5.5%, 2038                            140,000          140,741
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                        320,000          319,597
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035                         335,000          356,795
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                        145,000          153,088
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", FNMA, 5.55%, 2037                        945,000        1,011,566
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.65%, 2037                        745,000          795,802
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                      275,000          296,318
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.6%, 2029                       665,000          696,873
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.75%, 2037                      530,000          564,005
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                       195,000          210,777
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   7,710,159
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                          $     3,000    $       3,035
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                        305,000          315,715
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                               155,000          158,872
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                          160,000          169,163
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033                                         70,000           71,867
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "D-2", 6.9%, 2029                                               345,000          349,023
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.65%, 2021                                                      190,000          195,075
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                             70,000           70,747
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B", 4.8%, 2023                        120,000          120,580
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.35%, 2032                                                                                          250,000          251,298
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.85%, 2032                                                                                          140,000          147,682
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015                              3,875,000        1,862,441
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, "C", GNMA, 6.25%, 2021                                              145,000          147,192
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                             80,000           82,490
-----------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", GNMA, 5.25%, 2039                        745,000          765,577
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   4,710,757
-----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery Facilities,
(American Ref-fuel), "A", 6.5%, 2008                                                                   $ 1,600,000    $   1,612,096
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 6.7%, 2014                                                                                            725,000          775,562
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.6%, 2019                                                                                          2,850,000        2,901,614
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   5,289,272
-----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 5.978%, 2016 (u)                  $ 2,600,000    $   2,831,790
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 5.978%, 2017 (u)                    2,100,000        2,294,145
-----------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC, 5.75%, 2010 (c)           1,000,000        1,074,820
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
5.375%, 2010 (c)                                                                                         2,000,000        2,086,860
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   8,287,615
-----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                                $   650,000    $     677,144
-----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2008 (c)                                                      $   250,000    $     258,383
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                                   80,000           81,392
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                                   55,000           56,192
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                                  170,000          173,470
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2021                                                                  130,000          130,694
-----------------------------------------------------------------------------------------------------------------------------------
Dade County, FL, Special Obligations Rev., Capital Appreciation Bond, "B", AMBAC, 0%, 2008 (c)          15,080,000        3,234,660
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                                   340,000          351,115
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                                  615,000          656,925
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                                   270,000          283,492
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                                  410,000          435,219
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                            500,000          514,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   6,176,242
-----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016                    $   500,000    $     496,155
-----------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev.
(Master Infrastructure Projects), "A", 5.35%, 2036                                                         620,000          609,224
-----------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Special Assessment
(Master Infrastructure Projects), "B", 5.1%, 2014                                                          250,000          246,340
-----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                            815,000          835,880
-----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                          555,000          557,564
-----------------------------------------------------------------------------------------------------------------------------------
Belmont Community Development District, FL, Capital Improvement Rev., "B", 5.125%, 2014                    985,000          965,330
-----------------------------------------------------------------------------------------------------------------------------------
Chicago IL, Ryan Garfield Tax Increment Allocation, 10.125%, 2007                                          225,000          228,132
-----------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                           265,000          259,652
-----------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Special Assessment, "B", 5%, 2011                     535,000          531,180
-----------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036        305,000          311,957
-----------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District, FL, Special Assessment, "B-1", 4.875%, 2010                500,000          494,875
-----------------------------------------------------------------------------------------------------------------------------------
East Homestead Community Development District, FL, Special Assessment, "B", 5%, 2011                       175,000          173,768
-----------------------------------------------------------------------------------------------------------------------------------
Enclave at Black Point Marina Community Development District, FL, "A", 5.4%, 2037                          105,000          101,376
-----------------------------------------------------------------------------------------------------------------------------------
Enclave at Black Point Marina Community Development District, FL, "B", 5.2%, 2014                          215,000          213,295
-----------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                                  370,000          369,101
-----------------------------------------------------------------------------------------------------------------------------------
Grand Bay at Doral Community Development "A ", 6%, 2039                                                    170,000          169,742
-----------------------------------------------------------------------------------------------------------------------------------
Grand Bay at Doral Community Development, "B ", 6%, 2017                                                   500,000          499,580
-----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                                      655,000          667,661
-----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                        925,000          945,914
-----------------------------------------------------------------------------------------------------------------------------------
Killarney Community Development District, FL, Special Assessment, "B", 5.125%, 2009                        250,000          249,448
-----------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                           685,000          684,151
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                               110,000          110,870
-----------------------------------------------------------------------------------------------------------------------------------
Legends Bay Community Development District "A ", 5.875%, 2038                                              380,000          380,657
-----------------------------------------------------------------------------------------------------------------------------------
Legends Bay Community Development District "B ", 5.5%, 2014                                                420,000          421,134
-----------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                                  855,000          860,053
-----------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009                       195,000          194,343
-----------------------------------------------------------------------------------------------------------------------------------
Naturewalk Community Development District, FL, Capital Improvement Rev., "B", 5.3%, 2016                   660,000          650,423
-----------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B", 5.3%, 2012                 440,000          438,790
-----------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club),
"B-1", 5.125%, 2015                                                                                        350,000          345,468
-----------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club),
"B-2", 5.125%, 2015                                                                                        165,000          162,863
-----------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
"A", 5.9%, 2035                                                                                            245,000          251,537
-----------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
"B", 5.375%, 2014                                                                                          285,000          284,450
-----------------------------------------------------------------------------------------------------------------------------------
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016                                       170,000          169,007
-----------------------------------------------------------------------------------------------------------------------------------
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028                                      350,000          348,866
-----------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013                     355,000          352,263
-----------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District, FL, Special Assessment, "B", 5%, 2010                    595,000          590,044
-----------------------------------------------------------------------------------------------------------------------------------
Parker Road Community Development District, FL, "A ", 5.6%, 2038                                           340,000          332,506
-----------------------------------------------------------------------------------------------------------------------------------
Parkway Center Community Development District, FL, Special Assessment, "B", 5.625%, 2014                 1,260,000        1,268,581
-----------------------------------------------------------------------------------------------------------------------------------
Paseo FL, Community Development District, "B", 4.875%, 2010                                                480,000          475,781
-----------------------------------------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, "B", 5%, 2009         40,000           39,879
-----------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 2034                       245,000          243,581
-----------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                             45,000           44,998
-----------------------------------------------------------------------------------------------------------------------------------
Riverwood Estates Community Development District, FL, Special Assessment, "B", 5%, 2013                    445,000          438,859
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                           345,000          346,035
-----------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016                   500,000          497,535
-----------------------------------------------------------------------------------------------------------------------------------
Villa Vizcaya Community Development District, FL, "A ", 5.55%, 2039                                        210,000          207,203
-----------------------------------------------------------------------------------------------------------------------------------
Villasol Community Development District, FL, Special Assessment Rev., "B", 5.375%, 2008                    160,000          160,109
-----------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, "A ", 5.375%, 2039                                          420,000          406,010
-----------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment, "B", 4.875%, 2010                       865,000          857,397
-----------------------------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District, FL, Special Assessment, "B", 5.125%, 2012                385,000          380,807
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  20,870,374
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                           $ 3,685,000    $   3,843,455
-----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed
(Gold Country), 0%, 2033                                                                                 2,570,000          575,295
-----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County,
"A", 0% to 2010, 5.65% to 2041                                                                             485,000          417,119
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                               1,730,000        1,775,793
-----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                               4,000,000          273,320
-----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                               4,000,000          146,560
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                    1,080,000        1,133,352
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                            5,840,000          556,610
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A", 5%, 2008 (c)                       85,000           85,888
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-4", 7.8%, 2013 (c)                1,000,000        1,200,900
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 5.3%, 2011 (c)            2,000,000        2,102,100
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0% to
2007, 5.6% to 2034                                                                                       1,635,000        1,657,857
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                                  1,435,000        1,493,620
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)                                                 15,000           17,394
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2032 (c)                                             825,000          877,850
-----------------------------------------------------------------------------------------------------------------------------------
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046                                     430,000          388,131
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Tobacco Settlement Financing Corp., "A ", 0%, 2052                                         11,115,000          742,037
-----------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060                    11,045,000          214,936
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara),
"A", 0%, 2036                                                                                            2,115,000          429,197
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara),
"A", 0%, 2041                                                                                            1,560,000          235,919
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                          1,260,000        1,312,416
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                      1,075,000        1,135,340
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)                                               50,000           55,270
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                                                70,000           65,020
-----------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                        150,000          160,436
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  20,895,815
-----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA, 0%, 2027               $ 4,115,000    $   1,491,893
-----------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES, FGIC, 6.012%, 2015 (u)                           3,000,000        3,192,330
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   4,684,223
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road Rev., "A", 5.625%, 2011 (c)                  $ 4,500,000    $   4,766,355
-----------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)          2,900,000        3,728,356
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   8,494,711
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017            $   750,000    $     752,123
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (California Baptist University),
"A ", 5.5%, 2038                                                                                           420,000          424,515
-----------------------------------------------------------------------------------------------------------------------------------
Chabot Las Positas, CA, Community College, Capital Appreciation, Election of 2004, "B",
AMBAC, 0%, 2027                                                                                            950,000          358,492
-----------------------------------------------------------------------------------------------------------------------------------
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2034                785,000          206,965
-----------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                     235,000          239,719
-----------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "B", 6%, 2036                                                       555,000          569,741
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                               2,500,000        2,907,575
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022                      400,000          418,804
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2036                          480,000          476,352
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031                          2,500,000        2,675,775
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College),"A ", 5.125%, 2045         905,000          916,068
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Vassar College), 4.25%, 2039                                            195,000          176,097
-----------------------------------------------------------------------------------------------------------------------------------
Private Colleges & Universities Authority, GA, Rev. (Mercer University Project), "A",
5.375%, 2029                                                                                               240,000          244,752
-----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University),
5.125%, 2024                                                                                               135,000          138,717
-----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University),
5.125%, 2026                                                                                               130,000          132,149
-----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University),
5.125%, 2027                                                                                               240,000          243,593
-----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University),
5.125%, 2036                                                                                               280,000          282,890
-----------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)          625,000          669,150
-----------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034                    300,000          309,915
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  12,143,392
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (California Baptist University),
"A ", 5.4%, 2027                                                                                       $   370,000    $     373,600
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing
Project), 5.625%, 2033                                                                                     380,000          382,744
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     756,344
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Escondido Charter High School),
7.5%, 2011 (c)                                                                                         $   545,000    $     613,893
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Escondido Charter High School),
7.5%, 2011 (c)                                                                                           1,000,000        1,154,350
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037                     770,000          769,384
-----------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project),
6%, 2041                                                                                                   815,000          825,082
-----------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), "A", 5.25%, 2027           430,000          421,658
-----------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), "A", 5.375%, 2037          425,000          415,395
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy),
5.5%, 2038                                                                                                 140,000          139,993
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development Authority Rev.
(Our Lady of Good Council), "A", 6%, 2035                                                                  150,000          158,240
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021                     1,000,000        1,068,890
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools),
"C", 6.75%, 2031                                                                                           495,000          520,200
-----------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Charter School Rev. (Lakeview Academy), "A ", 5.625%, 2037                                215,000          214,839
-----------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Charter School Rev. (Renaissance Academy), "A ", 5.625%, 2037                             285,000          284,786
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   6,586,710
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal Regional Power,
5.8%, 2018                                                                                             $   830,000    $     832,166
-----------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010           1,710,000        1,751,741
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver),
"G", 5.125%, 2015                                                                                          350,000          350,375
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), 6.4%, 2009                                                                       250,000          251,125
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), "A", 6.5%, 2013                                                                1,000,000        1,004,570
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   4,189,977
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 8.2%
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), "A", 5.375%, 2019             $   500,000    $     500,865
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), "B", AMBAC, 5.125%, 2020        2,000,000        2,066,240
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co.), "C", 5.75%, 2036                  1,240,000        1,259,852
-----------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev.
(Entergy Gulf States, Inc.), 5.45%, 2010                                                                 1,250,000        1,251,075
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.),
5.85%, 2028                                                                                              2,000,000        2,071,520
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.),
5.95%, 2028                                                                                              2,270,000        2,347,679
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                      2,195,000        2,229,769
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022                      2,105,000        2,118,977
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), "B", 5.2%, 2033                                    230,000          234,276
-----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                                                    1,500,000        1,537,020
-----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                               1,655,000        1,669,713
-----------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017             800,000          861,096
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire),
6%, 2021                                                                                                 1,000,000        1,032,070
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority, Pollution Control Rev. (Cleveland Electric), "B", 6%, 2020       3,000,000        3,086,700
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), "A", 6.1%, 2025        650,000          650,696
-----------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General), 5.2%, 2033                                     550,000          559,680
-----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015                1,500,000        1,506,420
-----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016                1,000,000        1,002,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  25,985,898
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power Systems Rev., "B', 5.55%, 2014                    $ 2,150,000    $   2,235,248
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba Electric Rev.), "B", 6.5%, 2020                           2,000,000        2,127,180
-----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017                                                  3,000,000        3,150,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   7,512,728
-----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                                   $   205,000    $     206,958
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project,
"N", FSA, 5%, 2030                                                                                         710,000          735,255
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2010 (c)                             5,000,000        5,287,450
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   6,229,663
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                               $ 456,542,954
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.77%, due 8/01/07                                 $   300,000    $     300,000
-----------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.63%, due 8/01/07                        50,000           50,000
-----------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.64%, due 8/02/07                                           500,000          500,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                    $     850,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                $ 457,392,954
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.5)%                                                                                  (1,448,327)
-----------------------------------------------------------------------------------------------------------------------------------
  PREFERRED SHARES (ISSUED BY THE TRUST) - (44.3)%                                                                    (140,000,000)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $315,944,627
-----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of July 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $456,542,954 and 99.81% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,056,740, representing 3.8% of net assets applicable to common shares.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
COP       Certificate of Participation
ETM       Escrowed to Maturity
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FHLMC     Federal Home Loan Mortgage Corp.
FNMA      Federal National Mortgage Assn.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
PSF       Permanent School Fund
XLCA      XL Capital Insurance Co.

Inverse Floaters
-----------------------------------------------------------------------------------------------------------------------------------
INFLOS    Inverse Floating Security
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $428,273,003
                                                                  ============
Gross unrealized appreciation                                     $ 25,662,250
Gross unrealized depreciation                                       (1,907,689)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 23,754,561
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 7/31/07

                                                                                                     UNREALIZED
                 NOTIONAL                                     CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION        AMOUNT             COUNTERPARTY             TO RECEIVE           TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
8/29/19   USD   35,000,000  Merrill Lynch Capital Services    7-day BMA     4.012% (fixed rate)       $(48,447)

At July 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 13, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 13, 2007
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 13, 2007
      ------------------


* Print name and title of each signing officer under his or her signature.